ALLOWANCE FOR IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2019
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of movement in the allowance for impairment losses	ANALYSIS OF MOVEMENT IN THE ALLOWANCE FOR IMPAIRMENT LOSSES BY STAGE

Year ended 31 December 2019	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
In respect of drawn balances
At 1 January 2019	527	994	1,570	78	3,169
Exchange and other adjustments	11	(9)	23	283	308

Transfers to Stage 1	229	(222)	(7)		–
Transfers to Stage 2	(53)	92	(39)		–
Transfers to Stage 3	(15)	(140)	155		–
Impact of transfers between stages	(175)	353	420		598
	(14)	83	529		598
Other items charged to the income statement	153	(73)	827	(193)	714
Charge to the income statement (note 13)	139	10	1,356	(193)	1,312
Advances written off			(1,829)	(54)	(1,883)
Recoveries of advances written off in previous years			397	28	425
Discount unwind			(53)	–	(53)
At 31 December 2019	677	995	1,464	142	3,278

In respect of undrawn balances
At January 2019	123	64	6	–	193
Exchange and other adjustments	–	(1)	–	–	(1)

Transfers to Stage 1	19	(19)	–		–
Transfers to Stage 2	(4)	4	–		–
Transfers to Stage 3	(1)	(3)	4		–
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(25)	8	(4)	–	(21)
Charge to the income statement (note 13)	(28)	14	(1)	–	(15)
At 31 December 2019	95	77	5	–	177
Total at 31 December 2019	772	1,072	1,469	142	3,455

In respect of:
Loans and advances to banks	2	–	–	–	2
Loans and advances to customers:
Retail mortgages	23	281	122	142	568
Other	652	714	1,325	–	2,691
	675	995	1,447	142	3,259
Debt securities	–	–	3	–	3
Financial assets at amortised cost	677	995	1,450	142	3,264
Other assets	–	–	14	–	14
Provisions in relation to loan commitments and financial guarantees	95	77	5	–	177
Total	772	1,072	1,469	142	3,455
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	–	–	–	–	–
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Balance at 1 January 2019	37	226	118	78	459
Exchange and other adjustments	–	–	–	283	283

Transfers to Stage 1	17	(17)	–		–
Transfers to Stage 2	(13)	33	(20)		–
Transfers to Stage 3	(5)	(21)	26		–
Impact of transfers between stages	(15)	105	39		129
	(16)	100	45		129
Other items charged to the income statement	3	(45)	(59)	(193)	(294)
Charge to the income statement	(13)	55	(14)	(193)	(165)
Advances written off			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57
Discount unwind			24	–	24
At 31 December 2019	24	281	122	142	569
Year ended 31 December 2018	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
In respect of drawn balances
Balance at 1 January 2018	590	1,147	1,491	32	3,260
Exchange and other adjustments	2	–	133	–	135

Transfers to Stage 1	304	(299)	(5)		–
Transfers to Stage 2	(46)	85	(39)		–
Transfers to Stage 3	(32)	(131)	163		–
Impact of transfers between stages	(233)	401	325		493
	(7)	56	444		493
Other items charged to the income statement	(58)	(107)	696	–	531
Charge to the income statement (note 13)	(65)	(51)	1,140	–	1,024
Advances written off			(1,605)	–	(1,605)
Disposal of businesses	–	(102)	(79)	–	(181)
Recoveries of advances written off in previous years			553	27	580
Discount unwind			(63)	19	(44)
At 31 December 2018	527	994	1,570	78	3,169
In respect of undrawn balances
Balance at 1 January 2018	147	126	–	–	273
Exchange and other adjustments	(5)	(14)	12	–	(7)

Transfers to Stage 1	28	(28)	–		–
Transfers to Stage 2	(6)	6	–		–
Transfers to Stage 3	(2)	(5)	7		–
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(14)	(43)	(8)	–	(65)
Charge to the income statement (note 13)	(19)	(48)	(6)	–	(73)
At 31 December 2018	123	64	6	–	193
Total at 31 December 2018	650	1,058	1,576	78	3,362
In respect of:
Loans and advances to banks	2	–	–	–	2
Loans and advances to customers:
Retail mortgages (see below)	37	226	118	78	459
Other	488	768	1,435	–	2,691
	525	994	1,553	78	3,150
Debt securities	–	–	6	–	6
Financial assets at amortised cost	527	994	1,559	78	3,158
Other assets	–	–	11	–	11
Provisions in relation to loan commitments and financial guarantees	123	64	6	–	193
Total	650	1,058	1,576	78	3,362
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item):	1	–	–	–	1
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Balance at 1 January 2018	30	236	86	32	384
Exchange and other adjustments	–	1	1	–	2

Transfers to Stage 1	72	(71)	(1)		–
Transfers to Stage 2	(3)	15	(12)		–
Transfers to Stage 3	(3)	(17)	20		–
Impact of transfers between stages	(48)	82	40		74
	18	9	47		74
Other items charged to the income statement	(11)	(20)	(5)	–	(36)
Charge to the income statement	7	(11)	42	–	38
Advances written off			(19)	–	(19)
Recoveries of advances written off in previous years			3	27	30
Discount unwind			5	19	24
At 31 December 2018	37	226	118	78	459

Disclosure of impairment [text block]
				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	–	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology, model and assumption changes	33	(27)	8	–	14
Other items	(4)	–	–	–	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	–	–	5	–	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	–	(15)
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Total impairment	110	24	1,355	(193)	1,296

				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	–	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology, model and assumption changes	(71)	(21)	72	–	(20)
Other items	(13)	–	32	–	19
	(86)	(150)	688	–	452
Total impairment	(98)	(99)	1,134	–	937

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(66)	(51)	1,139	–	1,022
Financial assets at amortised cost	(65)	(51)	1,139	–	1,023
Other assets	–	–	1	–	1
Impairment charge on drawn balances	(65)	(51)	1,140	–	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	–	(73)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(99)	1,134	–	937

Impairment charged to the income statement
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of impairment [text block]	The Group income statement charge comprises:

	2019 £m	2018 £m
Drawn balances	1,312	1,024
Undrawn balances	(15)	(73)
Financial assets at fair value through other comprehensive income	(1)	(14)
Total	1,296	937